Financial liabilities	6 Months Ended
Jun. 30, 2026
Financial Liabilities
Financial liabilities

9.	Financial liabilities:

The following table provides a reconciliation of movements of liabilities to cash flows arising from financing activities and balances at June 30, 2026:

	Loan Payable	Project Financing	Lease Obligations (Note 10)	Total

Balance at December 31, 2025	$1,233	$175	$565	$1,973

Changes from financing activities:
Repayment of loan payable	(155)	-	-	(155)
Payment of lease obligations	-	-	(163)	(163)
Payment of project financing	-	(44)	-	(44)

Total changes from financing activities	(155)	(44)	(163)	(362)

Foreign exchange	-	1	(8)	(7)

Other changes:
Financing costs	49	-	26	75
Interest paid	(49)	-	(26)	(75)
New loan	619	-	-	619
Gain on extingusihment of debt	-	(132)	-	(132)
New leases (Note 6)	-	-	319	319
Adjustment (Note 6)	-	-	(92)	(92)

Balance at June 30, 2026	$1,697	$-	$621	$2,318

Current	$414	$-	$194
Long-term	$1,283	$-	$427

(a)	Loan payable:

During 2024, the Company executed two equipment financing loans to purchase $337 of computer equipment. The Company paid a down payment of $27 and financed $240 at a 12.21% interest rate per annum with a monthly payment of $8 and $70 at a 13.00% interest rate per annum with a monthly payment of $2. Each loan is for 36 months. During the fourth quarter of 2025, the Company executed another equipment financing loan to purchase $524 of computer equipment and $567 of maintenance financed at 7.21% interest rate per annum with a monthly payment of $22 for 60 months. During the second quarter of 2026, the Company executed an equipment financing loan to purchase $619 of computer equipment financed at 6.76% interest rate per annum with a monthly payment of $12 for 60 months.

(b)	Project financing:

Reimbursable project development funds provided by a corporation designed to enable the development and commercialization of geomatics solutions in Canada. The funding was repayable upon the completion of a specific development project and the first sale of any of the resulting product(s). Repayment was made in quarterly installments equal to the lesser of 20% of the funding amount or 25% of the prior quarter’s sales. During April 2026, the Company entered into a settlement agreement with the lender to extinguish its project financing loan. Under the terms of the agreement, the Company paid a cash settlement of CDN$60 thousand for the full and final settlement of the outstanding obligation of CDN$240 thousand. As a result of the settlement, the Company recognized a gain on extinguishment of debt of $132 in its condensed consolidated interim statements of loss and comprehensive loss.